Oil and Gas Sales	12 Months Ended
Dec. 31, 2023
Disclosure of geographical areas [abstract]
Oil and Gas Sales	OIL AND GAS SALES
The following table reconciles oil and gas sales by country:

($ millions) (1)	2023	2022
Canada
Crude oil and condensate sales	3,082.5	3,319.1
NGL sales	180.2	224.8
Natural gas sales	236.3	303.1
Total Canada	3,499.0	3,847.0
U.S.
Crude oil and condensate sales	569.6	553.3
NGL sales	27.0	55.2
Natural gas sales	16.3	37.6
Total U.S. (2)	612.9	646.1
Total oil and gas sales	4,111.9	4,493.1
(1)Oil and gas sales are reported before realized derivatives.
(2)Discontinued operations.